Dividends paid (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Dividends paid [Abstract]
Dividends paid	$ 699,883	$ 544,136	$ 243,748
Dividends paid (in dollars per share)	$ 0.2431
2024 Q1- Q3 [Member]
Dividends paid [Abstract]
Dividends paid	$ 576,400
Dividends paid (in dollars per share)	$ 1.1245
2024-Q1 [Member]
Dividends paid [Abstract]
Dividends paid	$ 175,666
Dividends paid (in dollars per share)	$ 0.3443
2024-Q2 [Member]
Dividends paid [Abstract]
Dividends paid	$ 207,333
Dividends paid (in dollars per share)	$ 0.4049
2024-Q3 [Member]
Dividends paid [Abstract]
Dividends paid	$ 193,364
Dividends paid (in dollars per share)	$ 0.379
2024 Q4 [Member]
Dividends paid [Abstract]
Dividends paid	$ 123,520
Dividend declared	$ 14,600
Dividend declared per share (in dollars per share)	$ 0.0294
2023 Q1- Q3 [Member]
Dividends paid [Abstract]
Dividends paid		$ 384,900
Dividends paid (in dollars per share)		$ 0.7595
2023 Q1 [Member]
Dividends paid [Abstract]
Dividends paid		$ 154,078
Dividends paid (in dollars per share)		$ 0.3044
2023 Q2 [Member]
Dividends paid [Abstract]
Dividends paid		$ 127,980
Dividends paid (in dollars per share)		$ 0.2528
2023 Q3 [Member]
Dividends paid [Abstract]
Dividends paid		$ 102,874
Dividends paid (in dollars per share)		$ 0.2032
2023 Q4 [Member]
Dividends paid [Abstract]
Dividends paid		$ 159,204
Dividends paid (in dollars per share)		$ 0.3157
Dividend declared		$ 123,500
Dividend declared per share (in dollars per share)		$ 0.2431
2022 Q1- Q3 [Member]
Dividends paid [Abstract]
Dividends paid			$ 243,700
Dividends paid (in dollars per share)			$ 0.4869
2022 Q1 [Member]
Dividends paid [Abstract]
Dividends paid			$ 10,499
Dividends paid (in dollars per share)			$ 0.021
2022 Q2 [Member]
Dividends paid [Abstract]
Dividends paid			$ 93,100
Dividends paid (in dollars per share)			$ 0.1862
2022 Q3 [Member]
Dividends paid [Abstract]
Dividends paid			$ 140,149
Dividends paid (in dollars per share)			$ 0.2801
2022 Q4 [Member]
Dividends paid [Abstract]
Dividends paid			$ 0
Dividend declared			$ 159,200
Dividend declared per share (in dollars per share)			$ 0.3157
2021 Q4 [Member]
Dividends paid [Abstract]
Dividends paid (in dollars per share)			$ 0